Schedule of Investments
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.30%
Australia–2.09%
Dexus	2,309,290	$12,346,030
Belgium–0.61%
Cofinimmo S.A.	46,047	3,579,243
Canada–2.96%
Allied Properties REIT	192,800	3,155,813
Chartwell Retirement Residences	877,303	5,822,836
RioCan REIT	575,900	8,493,199
		17,471,848
Germany–3.50%
LEG Immobilien SE	159,562	8,281,690
Sirius Real Estate Ltd.	1,177,752	1,205,199
Vonovia SE	606,152	11,123,964
		20,610,853
Hong Kong–4.96%
Hang Lung Properties Ltd.	5,404,000	8,542,103
Link REIT	1,966,300	11,410,524
Sun Hung Kai Properties Ltd.	730,000	9,285,950
		29,238,577
Japan–8.85%
GLP J-Reit	7,323	7,770,307
Japan Prime Realty Investment Corp.	2,385	6,141,985
Mitsui Fudosan Co. Ltd.	978,100	18,637,187
Mitsui Fudosan Logistics Park, Inc.	1,085	3,906,546
Tokyu Fudosan Holdings Corp.	2,955,600	15,739,312
		52,195,337
United Kingdom–3.70%
Big Yellow Group PLC	232,550	3,332,970
Derwent London PLC	235,800	6,318,391
Segro PLC	1,222,674	12,167,049
		21,818,410
United States–37.63%
Agree Realty Corp.	117,473	7,575,834
Alexandria Real Estate Equities, Inc.(a)	140,627	15,955,539
American Tower Corp.	31,060	5,728,706
Camden Property Trust	25,402	2,653,747
Crown Castle, Inc.	39,903	4,517,419
Digital Realty Trust, Inc.(a)	203,151	20,814,851
Equinix, Inc.	12,404	9,247,802
Gaming and Leisure Properties, Inc.	125,168	6,025,588
Healthpeak Properties, Inc.	1,065,514	21,267,659
Invitation Homes, Inc.	62,956	2,132,949
Prologis, Inc.	310,662	38,692,952
Public Storage	26,424	7,485,919
Realty Income Corp.	96,484	5,735,009
Regency Centers Corp.	154,140	8,673,458
Rexford Industrial Realty, Inc.(a)	217,881	11,861,442
Sun Communities, Inc.	147,218	18,642,215
Terreno Realty Corp.(a)	53,945	3,308,447
Shares		Value
United States–(continued)
UDR, Inc.	192,250	$7,626,558
VICI Properties, Inc.	461,134	14,262,875
Welltower, Inc.(a)	129,371	9,652,370
		221,861,339
Total Common Stocks & Other Equity Interests (Cost $388,345,555)		379,121,637
Principal Amount
Asset-Backed Securities–17.25%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 6.76% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	$6,000,000	5,703,611
Series 2021-VOLT, Class E, 7.11% (1 mo. USD LIBOR + 2.00%), 09/15/2036(b)(c)	395,000	370,283
BX Trust, Series 2021-MFM1, Class E, 7.42% (1 mo. Term SOFR + 2.36%), 01/15/2034(b)(c)	9,494,575	9,133,863
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 8.08% (1 mo. Term SOFR + 3.02%), 02/15/2039(b)(c)	500,000	423,630
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(b)(d)	1,000,000	840,719
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 4.74%, 01/10/2036(b)(d)	2,649,000	2,630,516
Series 2020-420K, Class E, 3.31%, 11/10/2042(b)(d)	4,586,000	3,157,596
Series 2020-555, Class F, 3.50%, 12/10/2041(b)(d)	800,000	580,013
Series 2019-SMRT, Class D, 4.74%, 01/10/2036(b)(d)	260,000	258,230
Series 2020-420K, Class D, 3.31%, 11/10/2042(b)(d)	1,000,000	741,979
Cold Storage Trust, Series 2020-ICE5, Class E, 7.87% (1 mo. USD LIBOR + 2.77%), 11/15/2037(b)(c)	958,416	937,825
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(b)(d)	1,500,000	1,310,764
Series 2020-SBX, Class D, 2.32%, 01/10/2038(b)(d)	6,200,000	5,090,613
Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(b)(d)	5,500,000	4,637,700
Series 2017-PANW, Class E, 3.81%, 10/10/2029(b)(d)	182,000	158,356
Series 2017-PANW, Class D, 3.93%, 10/10/2029(b)(d)	580,000	520,477
Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 8.61% (1 mo. USD LIBOR + 3.50%), 11/15/2038(b)(c)	2,750,000	2,645,084
CSMC, Series 2021-BHAR, Class C, 7.11% (1 mo. USD LIBOR + 2.00%), 11/15/2038(b)(c)	170,000	163,830

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.46% (1 mo. Term SOFR + 3.40%), 08/15/2039(b)(c)	$10,050,000	$10,053,988
Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(b)(d)	1,761,000	1,598,526
Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(b)	7,000,000	6,313,190
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(b)(d)	558,000	516,442
Series 2019-UES, Class B, 4.14%, 05/05/2032(b)	401,000	383,905
Series 2019-UES, Class C, 4.34%, 05/05/2032(b)	116,000	110,067
Series 2019-UES, Class D, 4.45%, 05/05/2032(b)(d)	119,000	111,719
Series 2019-UES, Class E, 4.45%, 05/05/2032(b)(d)	138,000	128,602
Series 2019-UES, Class G, 4.45%, 05/05/2032(b)(d)	158,000	145,213
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 7.66% (1 mo. USD LIBOR + 2.55%), 07/15/2035(b)(c)	11,306,000	11,000,001
MSCG Trust, Series 2018-SELF, Class E, 7.26% (1 mo. USD LIBOR + 2.15%), 10/15/2037(b)(c)	3,808,103	3,656,731
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(b)(d)	5,326,000	4,548,239
Series 2020-2PAC, Class AMZ2, 3.50%, 01/15/2037(b)(d)	800,000	697,623
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/2039(b)(d)	6,157,000	4,718,100
STWD Trust,
Series 2021-FLWR, Class E, 7.03% (1 mo. USD LIBOR + 1.92%), 07/15/2036(b)(c)	4,950,000	4,664,094
Series 2021-FLWR, Class F, 7.78% (1 mo. USD LIBOR + 2.67%), 07/15/2036(b)(c)	3,400,000	3,205,072
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(b)	14,154,000	10,555,266
Total Asset-Backed Securities (Cost $107,804,183)		101,711,867
Shares
Preferred Stocks–8.87%
United States–8.87%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	1,985,436
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,802,400
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,398,200
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	2,580,942
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(e)	195,800	0
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,505,879
Shares		Value
United States–(continued)
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	$4,197,394
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,303,318
Public Storage, 5.15%, Series F, Pfd.	14,600	358,138
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,190,900
RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	4,511,780
SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	4,915,736
UMH Properties, Inc., 6.38%, Series D, Pfd.	566,800	12,554,620
Vornado Realty Trust, 5.40%, Series L, Pfd.	82,133	1,008,593
Total Preferred Stocks (Cost $61,852,104)		52,313,336
Principal Amount
U.S. Dollar Denominated Bonds & Notes–5.07%
United States–5.07%
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	$3,000,000	2,792,131
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	5,438,000	5,424,813
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	4,000,000	3,648,980
SBA Communications Corp.,
3.88%, 02/15/2027	2,000,000	1,845,216
3.13%, 02/01/2029	9,698,000	8,178,536
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	4,000,000	3,818,538
4.25%, 12/01/2026(b)	1,500,000	1,408,928
4.50%, 01/15/2028(b)	3,000,000	2,790,450
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,919,752)		29,907,592

Municipal Obligations–1.28%
United States–1.28%
New York City Housing Development Corp., Series 2014, RB, 3.71%, 02/15/2048 (Cost $7,333,747)	7,735,000	7,508,542
Shares
Money Market Funds–2.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(f)(g)	5,368,627	5,368,627
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(f)(g)	3,833,638	3,834,021
Invesco Treasury Portfolio, Institutional Class, 5.04%(f)(g)	6,135,573	6,135,573
Total Money Market Funds (Cost $15,338,810)		15,338,221
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.37% (Cost $610,594,151)		585,901,195
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 5.10%(f)(g)(h)	2,149,000	2,149,000
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.22%(f)(g)(h)	5,527,746	$5,527,194
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,676,194)		7,676,194
TOTAL INVESTMENTS IN SECURITIES—100.67% (Cost $618,270,345)		593,577,389
OTHER ASSETS LESS LIABILITIES–(0.67)%		(3,940,665)
NET ASSETS–100.00%		$589,636,724
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $118,803,576, which represented 20.15% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,896,330	$47,963,559	$(53,491,262)	$-	$-	$5,368,627	$177,567
Invesco Liquid Assets Portfolio, Institutional Class	9,014,912	34,259,685	(39,439,725)	(4,673)	3,822	3,834,021	122,080
Invesco Treasury Portfolio, Institutional Class	12,452,949	54,815,496	(61,132,872)	-	-	6,135,573	175,354
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,515,288	66,908,144	(69,274,432)	-	-	2,149,000	108,185*
Invesco Private Prime Fund	11,610,739	160,061,447	(166,147,423)	(1,124)	3,555	5,527,194	296,300*
Total	$48,490,218	$364,008,331	$(389,485,714)	$(5,797)	$7,377	$23,014,415	$879,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$12,346,030	$—	$12,346,030
Belgium	—	3,579,243	—	3,579,243
Canada	17,471,848	—	—	17,471,848
Cayman Islands	—	10,555,266	—	10,555,266
Germany	—	20,610,853	—	20,610,853
Hong Kong	—	29,238,577	—	29,238,577
Japan	—	52,195,337	—	52,195,337
United Kingdom	—	21,818,410	—	21,818,410
United States	274,174,675	128,572,735	0	402,747,410
Money Market Funds	15,338,221	7,676,194	—	23,014,415
Total Investments	$306,984,744	$286,592,645	$0	$593,577,389
Invesco Global Real Estate Income Fund